COMPARATIVE FIGURES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of revenue	$ 839,347	$ 493,630	$ 2,162,815	$ 1,479,636	$ 1,958,632	$ 1,708,334
Selling, general and administrative expenses	$ 368,494	347,639	$ 1,377,381	969,579	$ 1,464,215	1,298,849
Revision of Prior Period, Reclassification, Adjustment [Member]
Cost of revenue		48,773		149,198		105,547
Selling, general and administrative expenses		$ 792,496		$ 2,300,017		$ 2,901,636